Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (134,815)	$ (91,661)	$ (279,107)	$ (238,660)	$ (124,513)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of subscriber acquisition costs	65,975	41,187	92,994	58,730	22,214
Amortization of customer relationships	54,073	62,934	125,451	143,578	160,424
Depreciation and amortization of other intangible assets	12,533	13,013	26,279	19,016	12,868
Amortization of deferred financing costs	5,243	4,793	9,844	9,251	8,642
Non-cash gain on settlement of Merger-related escrow	0	(12,200)	(12,200)
Gain on sale of 2GIG					(46,866)
(Gain) Loss on sale or disposal of assets	70	6	(54)	662	263
Loss on asset impairment				3,116
Loss on early extinguishment of debt	9,933	0
Stock-based compensation	2,830	1,759	3,121	1,936	1,956
Provision for doubtful accounts	7,717	7,096	14,924	15,656	10,360
Paid in kind interest income					(1,323)
Non-cash adjustments to deferred revenue			55	181	1,181
Deferred income taxes	487	216	(41)	(265)	8,030
Restructuring and asset impairment charges	(680)	0	57,682
Changes in operating assets and liabilities:
Accounts receivable	(8,461)	(5,994)	(14,421)	(21,866)	(11,486)
Inventories	(62,785)	(21,898)	18,591	(2,355)	(8,439)
Prepaid expenses and other current assets	(6,144)	(3,954)	1,450	746	2,407
Subscriber acquisition costs - deferred contract costs	(214,594)	(177,071)	(354,867)	(317,538)	(298,328)
Other assets	265	0	160
Accounts payable	54,403	47,943	21,842	8,481	(2,663)
Accrued expenses and other current liabilities	29,270	35,198	18,019	(10,895)	22,041
Restructuring liability	(1,618)	0
Deferred revenue	14,725	8,943	14,971	20,589	24,356
Net cash used in operating activities	(171,573)	(89,690)	(255,307)	(309,637)	(218,876)
Cash flows from investing activities:
Subscriber acquisition costs - company owned equipment	(1,791)	(15,566)	(24,740)	(10,580)	(342)
Capital expenditures	(4,526)	(18,064)	(26,982)	(30,500)	(8,973)
Proceeds from the sale of capital assets	1,925	408	480	964	306
Proceeds from the sale of 2GIG, net of cash sold					144,750
Net cash used in acquisitions				(18,500)	(4,272)
Acquisition of intangible assets	(505)	(1,002)	(1,363)	(9,649)
Proceeds from insurance claims		2,984	2,984
Purchases of short-term investments-other				(60,000)
Proceeds from sale of short-term investments-other				60,069
Proceeds from note receivable				22,699
Change in restricted cash	0	2,984	14,214	14,375	(161)
Investment in preferred stock				(3,000)
Acquisition of other assets	0	(67)	(208)	(2,162)	(9,645)
Net cash (used in) provided by investing activities	(4,897)	(31,307)	(35,615)	(36,284)	121,663
Cash flows from financing activities:
Proceeds from notes payable	500,000	0	296,250	102,000	457,250
Repayment of notes payable	(235,535)	0
Borrowings from revolving credit facility	57,000	149,000	271,000	20,000	22,500
Repayments on revolving credit facility	(77,000)	(10,000)	(271,000)		(50,500)
Proceeds from sale of subscriber contracts				2,261
Proceeds from capital contribution	69,800	0
Acquisition of subscriber contracts				(2,277)
Repayments of capital lease obligations	(3,956)	(4,047)	(6,414)	(6,300)	(7,207)
Financing costs	(8,274)	0
Deferred financing costs	(6,277)	(4,233)	(5,436)	(2,927)	(10,896)
Payments of dividends				(50,000)	(60,000)
Capital contributions				32,300
Net cash (used in) provided by financing activities	295,758	130,720	284,400	95,057	351,147
Effect of exchange rate changes on cash	(441)	(577)	(1,726)	(234)	(119)
Net (decrease) increase in cash	118,847	9,146	(8,248)	(251,098)	253,815
Cash and cash equivalents:
Beginning of period	2,559	10,807	10,807	261,905	8,090
End of period	121,406	19,953	2,559	10,807	261,905
Supplemental cash flow disclosures:
Income tax paid			290	196	485
Interest paid			145,647	137,908	116,802
Supplemental non-cash investing and financing activities:
Capital lease additions	2,199	2,768	11,002	12,040	8,905
Capital expenditures included within accounts payable and accrued expenses and other current liabilities	997	466	$ 161	1,893
Subscriber acquisition costs - company owned assets included within accounts payable and accrued expenses and other current liabilities	1,641	1,155		$ 1,719	$ 27
Financing costs included within accounts payable and accrued expenses and other current liabilities	$ 613	$ 0